Income tax - Reconciliation of the income before tax at the statutory rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Income before tax	$ 60,016	$ 85,927	$ 63,068
At applicable statutory tax rate
Amount computed at corporate tax of 0%	0	0	0
Foreign tax rate differences	5,425	7,513	7,119
Permanent differences:
Amended tax return: reinstatement of tax loss carryforward	0	0	(1,486)
Tax audit or amended tax return: change in uncertain tax position	558	(41)	(2,228)
Non-deductible interest expense	1,477	875	752
Non-deductible withholding tax	717	838	686
Non-deductible loss on derivatives	120	0	0
Tax exemptions	(13)	(36)	(42)
Non-deductible other financial items	194	116	81
Other non-deductible costs	45	63	59
Tax credits	(1,252)	(1,032)	(1,031)
Adjustment for valuation allowance	4	9	(32)
Tax expense (benefit) for year	$ 7,275	$ 8,305	$ 3,878